Government Grants - Schedule of Government Grants Related to its Research and Development Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Government Grants Related to its Research and Development Activities [Abstract]
Rapid detection of antibody-based pathogens			$ 42,055
Multi-marker test for the early detection of pancreatic cancer	46,087	27,741	108,999
Total research and development project	$ 46,087	$ 27,741	$ 151,054